Income tax receivables and payables	12 Months Ended
Dec. 31, 2020
Income tax receivables and payables
Income tax receivables and payables

9 Income tax receivables and payables

	December 31, 2020				December 31, 2019
	Receivables		Payables		Receivables		Payables
(€ million)	Current	Non Current	Current	Non Current	Current	Non Current	Current	Non Current
Income taxes	184	153	243	360	192	173	456	454

Income taxes are described in note 32 — Income tax expense.

Non-current income tax payables include the likely outcome of pending litigation with tax authorities in relation to uncertain tax matters relating to foreign subsidiaries of the Exploration & Production segment for €254 million (€362 million at December 31, 2019).